Condensed Consolidated Statements of Stockholders' Equity / (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Total
Balance at Dec. 31, 2022	$ 67				$ 31,414,699	$ (38,046,057)			$ (6,631,291)
Balance, shares at Dec. 31, 2022	381,556
Shares Repurchased					(11,340)				(11,340)
Net Income / (Loss)						(36,798,419)			(36,798,419)
Balance at Dec. 31, 2023	$ 67				31,421,953	(74,844,476)			$ (43,422,456)
Balance, shares at Dec. 31, 2023	381,484								381,484
Preferred stock, shares outstanding (in shares) at Dec. 31, 2023									0
Net Income / (Loss)						452,839			$ 452,839
Acquisition of Thinking Tree Spirits	$ 5				(5)
Common stock, shares outstanding (in shares)	50,958
Balance at Mar. 31, 2024	$ 72				31,421,948	(74,391,637)			(42,969,617)
Balance, shares at Mar. 31, 2024	432,442
Balance at Dec. 31, 2023	$ 67				31,421,953	(74,844,476)			$ (43,422,456)
Balance, shares at Dec. 31, 2023	381,484								381,484
Preferred stock, shares outstanding (in shares) at Dec. 31, 2023									0
Exercise of Prepaid Warrants to Purchase Common Stock	$ 32				(32)
Exercise of Prepaid Warrants to Purchase Common Stock (in shares)	317,853
Shares Repurchased					(3,690)				(3,690)
Net Income / (Loss)						710,458			710,458
Acquisition of Thinking Tree Spirits	$ 5				670,681				670,686
Common stock, shares outstanding (in shares)	50,958
Balance at Dec. 31, 2024	$ 556	$ 49			74,925,180	(74,134,018)			$ 791,767
Balance, shares at Dec. 31, 2024	5,273,611								5,273,611
Preferred stock, shares outstanding (in shares) at Dec. 31, 2024		494,840		494,840					494,840
Private Placement of Series B Preferred Stock (and warrants) (See Note 7)			$ 17		1,679,793				$ 1,679,810
Private Placement of Series B Preferred Stock (and warrants) (See Note 7) (in shares)			167,981
Exercise of ELOC Commitment Warrant	$ 7				60				67
Exercise of ELOC Commitment Warrant (in shares)	67,162
ELOC Agreement Sales of Common Stock	$ 33				232,394				232,427
ELOC Agreement Sales of Common Stock (in shares)	330,014
Exercise of Prepaid Warrants to Purchase Common Stock	$ 125				(125)
Exercise of Prepaid Warrants to Purchase Common Stock (in shares)	1,250,777
Shares Repurchased
Net Income / (Loss)						(3,033,047)			(3,033,047)
Common stock, shares outstanding (in shares)	50,958
Balance at Mar. 31, 2025	$ 721	$ 49	$ 17		$ 76,837,302	$ (77,167,065)			$ (328,976)
Balance, shares at Mar. 31, 2025	6,921,564								6,921,564
Preferred stock, shares outstanding (in shares) at Mar. 31, 2025		494,840	167,981				494,840	167,981